Employee Benefit Plan, Fair Value and NAV (Details) - ORIP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value and NAV	Investment Valuations
Plan investments fair values by asset category consisted of the following instruments:

	December 31, 2025		December 31, 2024
	Level 1	Total	Level 1	Total

Investments measured at fair value:
Mutual funds	$632,598,428	$632,598,428	$524,249,567	$524,249,567
Company stock fund	94,857,696	94,857,696	116,718,835	116,718,835
Money market fund	19,383,860	19,383,860	13,671,704	13,671,704
Total investments measured at fair value	$746,839,984	$746,839,984	$654,640,106	$654,640,106

Common collective trust funds measured at net asset value (1)		156,692,285		160,111,023
Total investments		$903,532,269		$814,751,129

(1)	Investments that are measured at net asset value ("NAV") per unit have not been classified in the fair value hierarchy. The fair value amounts in the table above are intended to provide reconciliation of the fair value hierarchy to the Statement of Net Assets Available for Benefits.

Fair Value - The following is a description of the valuation methodologies used for certain investments measured at fair value. There have been no changes in the methodologies used during 2025 and 2024.

•Mutual funds: Valued at the quoted net asset value of shares held by the Plan at the financial statement date reported on an active market. Mutual funds are categorized as Level 1 investments;

•Company stock fund: Oceaneering shares are valued based on quoted market price at the financial statement date, as reported on the New York Stock Exchange. Oceaneering Stock is categorized as a Level 1 investment. The balance of the fund is in cash or cash equivalents; and

•Money market fund: The Vanguard Treasury Money Market Fund seeks to maintain a constant net asset value of $1 per unit and is valued at the quoted net asset value of shares held by the Plan at the financial statement date reported on an active market. Money market funds are categorized as Level 1 investments.

There were no significant transfers between fair value hierarchy levels during 2025. Certain investments previously classified within Level 1 and amounting to $120,458,981 at December 31, 2024, were subsequently measured using NAV as a practical expedient.

Common Collective Trust Funds - Investments measured at fair value using the NAV per share as a practical expedient were as follows:

	December 31,		Unfunded	Redemption	Redemption
	2025	2024	Commitments	Frequency	Notice Period

Galliard Stable Return Fund Q	$33,864,608	$39,652,042	None	Daily	None
T. Rowe Price Blue Chip Growth Trust	80,738,333	71,175,261	None	Daily	None
T. Rowe Price U.S. Mid-Cap Value Equity Trust (Class D)	22,261,386	24,848,235	None	Daily	None
T. Rowe Price New Horizons Trust (Class A)	19,827,958	24,435,485	None	Daily	None
Total investments measured at fair value using NAV	$156,692,285	$160,111,023

The Galliard Stable Return Fund Q invests all of its assets in the Galliard Stable Return Fund Core (the "Master Fund"), a common collective fund sponsored by Allspring Global Investments. The Master Fund is offered exclusively to defined contribution retirement plans and government deferred compensation plans. The Master Fund primarily invests in investment contracts, such as traditional guaranteed investment contracts ("GICs"), security backed investment contracts ("Synthetic GICs") and separate account GICs. All of the asset-backed contracts held in the common collective trust are fully participating contracts. In a fully participating contract, the asset and liability risks may be transferred from a protective contract issued by a bank or insurance company, referred to as a "wrap," to the common collective trust in the event of a termination or non-participant-directed withdrawal, transfer or loan. The wrap provider may terminate the contract and settle at an amount different from the contract value if the wrap provider of the common collective trust is unable to meet the terms of the wrap contract. The likelihood of such events happening is not probable.

T. Rowe Price Blue Chip Growth Trust seeks long-term capital appreciation by investing primarily in large-cap, high-quality companies with strong market positions and growth prospects. The portfolio emphasizes established “blue chip” stocks demonstrating consistent earnings growth and financial strength.

T. Rowe Price U.S. Mid-Cap Value Equity Trust (Class D) aims to provide long-term capital appreciation by investing in mid-cap companies that are considered undervalued relative to their intrinsic worth. The fund focuses on companies with solid fundamentals, attractive valuations, and potential for improved performance.

T. Rowe Price New Horizons Trust (Class A) is designed to achieve long-term capital growth by investing in small and mid-cap companies with significant growth potential. The portfolio targets innovative businesses and emerging leaders in their respective industries.

The NAV for the common collective trust funds, as provided by the Plan trustee, is used as a practical expedient to
	estimate fair value of participation units held by the Plan at the end of the year in the common collective trust funds. The NAV is based on the fair value of the underlying investments, less its liabilities. Since the NAV per share practical expedient is used to value these investments, they are not classified in the fair value hierarchy.
EBP, Investment, Fair Value and NAV
Plan investments fair values by asset category consisted of the following instruments:

	December 31, 2025		December 31, 2024
	Level 1	Total	Level 1	Total

Investments measured at fair value:
Mutual funds	$632,598,428	$632,598,428	$524,249,567	$524,249,567
Company stock fund	94,857,696	94,857,696	116,718,835	116,718,835
Money market fund	19,383,860	19,383,860	13,671,704	13,671,704
Total investments measured at fair value	$746,839,984	$746,839,984	$654,640,106	$654,640,106

Common collective trust funds measured at net asset value (1)		156,692,285		160,111,023
Total investments		$903,532,269		$814,751,129

(1)	Investments that are measured at net asset value ("NAV") per unit have not been classified in the fair value hierarchy. The fair value amounts in the table above are intended to provide reconciliation of the fair value hierarchy to the Statement of Net Assets Available for Benefits.

EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 903,532,269	$ 814,751,129
Investment, Identifier [Axis]: American Funds 2010 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,960,798
Investment, Identifier [Axis]: American Funds 2015 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,055,741
Investment, Identifier [Axis]: American Funds 2020 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	13,012,432
Investment, Identifier [Axis]: American Funds 2025 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	12,338,877
Investment, Identifier [Axis]: American Funds 2030 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	64,081,306
Investment, Identifier [Axis]: American Funds 2035 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	37,590,705
Investment, Identifier [Axis]: American Funds 2040 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	77,969,741
Investment, Identifier [Axis]: American Funds 2045 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	37,438,484
Investment, Identifier [Axis]: American Funds 2050 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	77,758,156
Investment, Identifier [Axis]: American Funds 2055 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	23,083,104
Investment, Identifier [Axis]: American Funds 2060 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	17,863,314
Investment, Identifier [Axis]: American Funds 2065 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	8,353,421
Investment, Identifier [Axis]: American Funds American Balanced Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	20,647,015
Investment, Identifier [Axis]: American Funds Europacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	16,228,679
Investment, Identifier [Axis]: Carillon Eagle Mid Cap Growth Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	17,883,019
Investment, Identifier [Axis]: DFA Global Real Estate Securities Port
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,538,798
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	117,764,034
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	17,827,551
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	12,416,539
Investment, Identifier [Axis]: Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,037,832
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,606,970
Investment, Identifier [Axis]: Frost Total Return Bond Fund institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	13,709,263
Investment, Identifier [Axis]: Galliard Stable Return Fund Q
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	33,864,608	39,652,042
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	0 years
EBP, Fair Value, Investment, NAV, Redemption, Description	Daily
Investment, Identifier [Axis]: Hotchkis & Wiley High Yield I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,099,949
Investment, Identifier [Axis]: MFS Value Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	13,990,209
Investment, Identifier [Axis]: Oceaneering International Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 94,857,696
Investment, Identifier [Axis]: T. Rowe Price New Horizon Trust (Class A)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Fair Value, Investment, NAV, Redemption, Description	Daily
Investment, Identifier [Axis]: T. Rowe Price Blue Chip Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 80,738,333	71,175,261
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	0 years
EBP, Fair Value, Investment, NAV, Redemption, Description	Daily
Investment, Identifier [Axis]: T. Rowe Price New Horizon Trust (Class A)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 19,827,958	24,435,485
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	0 years
Investment, Identifier [Axis]: T. Rowe Price U.S. Mid-Cap Value Equity Trust (Class D)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 22,261,386	24,848,235
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	0 years
EBP, Fair Value, Investment, NAV, Redemption, Description	Daily
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,581,321
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	709,574
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,383,860
Investment, Identifier [Axis]: Victory Sycamore Small Company Opportunity Fund Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	6,051,596
Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	746,839,984	654,640,106
Fair Value Measured at Net Asset Value Per Share
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	156,692,285	160,111,023
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	632,598,428	524,249,567
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 632,598,428	524,249,567
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP Investment Nav table Text Block	Investments measured at fair value using the NAV per share as a practical expedient were as follows:

	December 31,		Unfunded	Redemption	Redemption
	2025	2024	Commitments	Frequency	Notice Period

Galliard Stable Return Fund Q	$33,864,608	$39,652,042	None	Daily	None
T. Rowe Price Blue Chip Growth Trust	80,738,333	71,175,261	None	Daily	None
T. Rowe Price U.S. Mid-Cap Value Equity Trust (Class D)	22,261,386	24,848,235	None	Daily	None
T. Rowe Price New Horizons Trust (Class A)	19,827,958	24,435,485	None	Daily	None
Total investments measured at fair value using NAV	$156,692,285	$160,111,023

EBP Reclassification Amount		120,458,981
Common Collective Trust | Fair Value Measured at Net Asset Value Per Share
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 156,692,285	160,111,023
EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	94,857,696	116,718,835
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	94,857,696	116,718,835
Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,383,860	13,671,704
Money Market Funds | Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 19,383,860	$ 13,671,704